UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. 2 [ X ]

Post-Effective Amendment No. [   ]

and

THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 2 [ X ]

Pebblebrook Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

13047 Pebblebrook Drive

Houston, Texas 77079

(Address of Principal Executive Offices)

713-932-6263

(Registrant’s Telephone Number)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ X ]

immediately upon filing pursuant to paragraph (b)

[     ]

on (date) pursuant to paragraph (b)

[     ]

60 days after filing pursuant to paragraph (a)(1)

[     ]

on (date) pursuant to paragraph (a)(1)

[     ]

on 75 days after filing pursuant to paragraph (a)(2)

[     ]

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[     ]

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Pebblebrook Fund

A Value Fund

Prospectus

January 1, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Pebblebrook Fund, Inc.

13047 Pebblebrook Drive

Houston, Texas 77079

Table of Contents

Page Number

The Fund

2

Objective of the Fund

3

Principal Investment Strategies and Policies of the Fund

3

The Investment Selection Process

3

The Principal Risks of Investing in the Fund

4

Who Should Invest

5

Performance History

5

Costs of Investing in the Fund

5

Expense Example

6

Additional Investment Strategies and Risk Considerations

6

Who Manages the Fund

7

The Investment Adviser

7

How to Buy and Sell Shares

8

Pricing of Fund Shares

8

Investing in the Fund

8

Minimum Investments

8

Types of Account Ownership

9

Instructions for Opening and Adding to an Account

9

Telephone Transactions

9

Wire Transactions

10

Tax-Deferred Plans

11

Types of Tax-Deferred Accounts

11

Automatic Investment Plans

11

Instructions for Selling Fund Shares

12

Additional Redemption Information

12/13

Shareholder Communications

14

Taxes, Dividends and Distributions

15

Privacy Policy

16

Board Of Directors

16

Other Fund Service Providers

16

Where to go for Information

16/17

Statement of Additional Information

17

Prospectus 2

Your Guide to the Prospectus

This Prospectus is designed to help you make an informed decision whether investing in the Pebblebrook Fund is appropriate for you. Plead read the Prospectus carefully, and keep a copy for future reference. The Prospectus has been organized for ease of use and understanding. It has been organized into three (3) sections: The Fund, The Management of the Fund and How to Buy and Sell Shares. Each section is organized to help you quickly identify the information that you are looking for. The first section, The Fund, tells you four (4) important issues about the Fund that you should know before you invest:

1) The Fund’s investment objective.

2) The principal investment strategies of the Fund.

3) The Fund’s method of selecting investments.

4) Risks you should be aware of when investing in the Fund.

The other sections of the Prospectus (Who Manages the Fund and How to Buy and Sell Shares) provide you with information about the Fund’s management, the services available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.

Prospectus 3

The Fund

Pebblebrook Fund

The Objective of the Fund

The Pebblebrook Fund is a value fund seeking capital appreciation.

The Principal Investment Strategies and Policies of the Fund

The Pebblebrook Fund, Inc (The Fund) is an open-end non-diversified management investment company that seeks capital appreciation through investment in common stocks, preferred stocks, warrants and/or securities convertible into common stocks which the Adviser deems desirable to own. Criteria used by the Adviser will be based on the business economics, management quality, financial condition and stock price of each business. Current income from these investments will be a subordinate consideration. The Fund invests primarily in common stocks whose market price the Adviser believes is below its intrinsic value. When investment opportunities are limited, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market funds and money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would have had it remained more fully invested in common stocks.

The Board of Directors may change the Fund’s Objective without shareholder approval. You will receive at least sixty (60) days advance notice of any material changes to the Fund’s objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.

Market Capitalization is the most commonly used measure of the size and value of a company. The market capitalization of a company is computed by multiplying the current share price by the total number of shares outstanding. The Fund will seek to invest in companies with at least $500,000,000 in market capitalization.

Prospectus 4

The Investment Selection Process Used by the Fund

Cross Investment Management, LLC. the Fund’s investment adviser, invests in companies believed to have the potential for capital appreciation. The Adviser searches for stocks that exhibit attractive valuations on several metrics, such as price to earnings multiples less than the forecasted earnings growth rate, price to cash flow and price to book ratios at or below industry averages. The Adviser tracks investment using a valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Once investment ideas meet screening criteria, the Adviser studies public filings and trade journals, and will generally interview company management. The Adviser continues research by contacting vendors, competitors and customers to determine why the stock is trading at a discount and to identify catalysts that the Adviser believes will result in capital appreciation.

The Adviser contacts company management. The Adviser uses these communications to determine whether management’s goals are aligned with those of shareholders. Final investment decisions are based on the Adviser’s confidence in management’s ability to execute its strategy, the Adviser’s assessment of management’s character and the attractiveness of the stock’s price based on internally prepared models and valuation metrics.

Equity mutual funds generally emphasize either “growth” or “value” styles of investing. Typically, growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear underpriced according to certain financial measurements of worth or business prospects. The Pebblebrook Fund emphasizes a “value” style.

Quantitative and Qualitative Research: Quantitative research is used to measure value by analyzing certain metrics, such as price earnings multiples, price to cash flow or price to book ratios. Qualitative measurements include analyzing business models, competitive advantages, corporate activity, and management decisions. The Adviser uses both quantitative and qualitative research for the investment selection process of the Fund.

Prospectus 5

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments.  There is the risk that these and other factors may adversely affect the Fund’s performance.  You could lose money by investing in the Fund.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Prospectus 6

Many factors affect the performance of companies that the Fund invests in, including the strength of its management or the demand for its product or services.  You should be aware that the value of a company’s share price might decline as a result of poor decisions made by management or lower demand for the company’s products or services.  In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

All Mutual Funds must elect to be “diversified” or “non-diversified.” As a non-diversified portfolio, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund’s total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.

As a “non-diversified” mutual fund the Fund has greater risk than a “diversified” fund.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Fund may be overweighed will vary.

The Fund will not invest more than 25% (twenty-five percent) of its assets in any one sector of common stocks.

Management Risk

The Adviser’s strategy may fail to produce the intended results.  Additionally, the Fund has no operating history; and, although the Fund’s Adviser has lengthy experience in the securities industry, it does not include managing the assets of a mutual fund.

Prospectus 7

Who Should Invest

The Fund may be suitable for you if:

1) You are seeking long-term growth of capital of at least five years.

2) You can tolerate risks associated with common stock investments.

3) You are not looking for current income.

4) You are seeking a fund that emphasizes value investments.

Performance History

Although past performance in a fund is no guarantee of future performance, historical performance may give you some indication of the risk of investing in a fund. This is because historical performance demonstrates how returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operations as of the date of this prospectus.

Costs of Investing in the Fund

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.

SHAREHOLDER FEES

The Fund

(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases

None

Deferred Sales Charge (Load)

None

Sales Charge (Load) Imposed on Reinvested Dividends

None

Exchange Fee

None

Redemption Fee

None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees

1.50%

12b-1 Distribution Fees

None

Other Expenses*

None

Total Annual Fund Operating Expenses

1.50%

*  Cross Investment Management, LLC. will pay all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund.

Prospectus 8

The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. It illustrates the expenses paid on a $10,000 investment over various times periods assuming a

a)

5% annual rate of return and

b)

redemption at the end of each time period.

This example should not be considered a representation of past or future expenses or performance.  Actual expenses may be greater or less than those shown.

          1 Year       3 Years

            $160         $515

Additional Investment Strategies and Risk Considerations

General

The Pebblebrook Fund invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Portfolio Turnover

The Fund generally purchases securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. Changes are made in the Fund’s portfolio whenever the Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Prospectus 9

Who Manages the Fund

The Investment Adviser

Cross Investment Management, LLC. is the investment adviser of the Fund and has responsibility for the management of the Fund’s affairs, under the supervision of the Fund’s Board of Directors. Bill Cross manages the Fund’s investment portfolio on a day-to-day basis. Mr. Cross has been in the securities business since 1983. Mr. Cross worked for Charles Schwab & Co., Inc. from 1991 to 2002. During that time he managed 3 (three) Schwab offices, and was Sales Manager for the south Texas region. Prior to Schwab Mr. Cross was employed as a registered representative and manager for Olde Discount Stockbrokers from 1985-1991, and was a registered representative for PaineWebber from 1983-1985. As Sales Manager at Schwab Mr. Cross helped the firm introduce advice to its registered representative work force. Mr. Cross is a certified “Professional Selling Skills” instructor and experienced group facilitator. He holds series 7, 8, 63, and 65 securities licenses. Prior to Cross Investment Management Mr. Cross was an investment consultant in the Schwab Private Client Group. This is his first experience as an investment adviser of a mutual fund.

Cross Investment Management, LLC was organized in 2003.

The principal address is:

13047 Pebblebrook Drive

Houston, Texas 77079

Cross Investment Management, LLC manages the investment portfolio of the Fund, subject to policies adopted by the Fund’s Board of Directors. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Cross Investment Management, LLC pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund.

Prospectus 10

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”).  The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value  = Total Assets minus Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after the Fund’s Transfer Agent receives your order in proper form. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV. The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund’s Board of Directors. The Fund may use pricing services to determine market value.

Prospectus 11

Investing in the Fund

You may purchase shares directly through the Fund’s Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call 1-800-832-0852. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

The investment adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.

Minimum Investments

Initial

Additional

Regular Account

$1000

$100

Automatic Investment Plan*

$1000

$100

IRA Account

$1000

$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

The Fund’s daily share price can be obtained from the transfer agent by calling 1-800-832-0852.

Prospectus 12

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

Individual or Joint Ownership: One person owns individual accounts. Joint accounts have two or more owners.

A Gift or Transfer to Minor: (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

Trust: An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

Business Accounts: Corporation and partnerships may also open an account. An authorized officer of the corporation or a general partner of a partnership must sign the application.

IRA Accounts: See “Tax-Deferred Plans”

Prospectus 13

Instructions for Opening and Adding to an Account

To open an account by mail complete and sign the Shareholder Application or an IRA Application. Make your check payable to Pebblebrook Fund. For IRA accounts please specify the year for which the contribution is made. Mail or overnight the application and check to:

Pebblebrook Fund, Inc.

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

To add money to an account Complete the investment slip that is included with your account statement, and write your account number on your check.  If you no longer have your investment slip, please reference your name, account number, and address on your check. Mail the slip and the check to the Pebblebrook Fund, Inc. c/o Mutual Shareholder Services - 8869 Brecksville Road, Suite C - Brecksville, Ohio 44141.

Prospectus 14

Telephone Transactions

With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor’s telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund’s Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses, which may occur because of delay in implementing a transaction.

Prospectus 15

Wire Transactions

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions.  If the Transfer Agent is notified no later than 3:00 p.m.  Eastern Time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m.  Eastern Time, then the shares purchased will be priced at the NAV determined on that business day.  If the wire is not received by 5:00 p.m.  Eastern Time, the purchase will be effective at the NAV next calculated after receipt of the wire.

To open an account by wire:

Call 1-800-832-0852 for instructions on how to obtain an investor account number or an IRA account number prior to wiring to the Fund.

Send your investment to U.S. Bank, N.A. by following the instructions:

U.S. Bank, N.A.

ABA 042000013

For Credit to Account 130100788707

Account: U.S. Bank Trust Wire Account

Account of Pebblebrook Fund

Attention: Lori Schlachter

For further credit to account: 19-6775

Account Name (shareholder name)

Include Social Security Number or Tax ID

Shareholder Account Number

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below.  Distributions from these plans are generally subject to an additional tax if withdrawn prior to ages 59 1/2 or used for a non-qualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

U.S. Bank serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $10 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The Fund reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Prospectus 16

Types of Tax-Deferred Accounts

Traditional IRA: An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

Roth IRA: An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

Spousal IRA: An IRA funded by a working spouse in the name of a non-earning spouse.

SEP-IRA: An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

Keogh or Profit Sharing Plans: These plans allow corporations, partnerships and individuals that are self-employed to make tax-deductible contributions of up to $35,000 for each person covered by the plans.

403(b) Plans: An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

401(k) Plans: Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans: By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $1,000 if you select this option.  Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

Prospectus 17

Investing

Automatic Investment Plan: Automatic investment plans are recurrent investments to your account from a bank.

Dividend Reinvestment: All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Payroll Direct Deposit Plan: For making automatic investments from your payroll check.

Instructions for Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading.  Your shares will be sold at the next NAV per share calculated after the Transfer Agent receives your order in proper form. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

To Sell Shares

By Mail

Write a letter of instruction that includes:

The names(s) and signature(s) of all account owners.

Your account number.

The dollar or share amount you want to sell.

Where to send the proceeds.

If redeeming from your IRA, please note applicable withholding requirements.

Obtain a signature guarantee or other documentation, if required.

Prospectus 18

Mail your request to:

Pebblebrook Fund, Inc.

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

By Telephone

You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-800-832-0852. Redemption proceeds will only be mailed to your address of record.

You may redeem a maximum of $25,000 per day by telephone. By overnight courier, send to:

Pebblebrook Fund, Inc.

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account and to determine if a signature guarantee or other documentation is required call 1-800-832-0852.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

1) If you change ownership on your account

2) If you request the redemption proceeds to be sent to a different address

3) If the proceeds are to be made payable to someone other than the account’s owner(s)

4) If a change of address request has been received by the Transfer Agent within the last 15 days

5) If you wish to redeem $25,000 or more from any shareholder account

Prospectus 19

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange.  Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay redemption when permitted by Federal Law. For more information pertaining to signature guarantees please call 1-800-832-0852.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-832-0852 to determine what additional documents are required.

Address Changes

To change the address on your account, call the Transfer Agent at 1-800-832-0852 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-800-832-0852 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $1,000.  After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $1,000 because of market performance. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which is illegal or otherwise believed to be detrimental to the Fund. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Prospectus 20

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements.  You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements.  To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis.  These distributions will consist of capital gains and income dividends. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash.  Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-800-832-0852 or send a written notification to:

Pebblebrook Fund, Inc.

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

Redemption

Redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

Redemption in Kind

The Fund intends to make payments for all redemptions in cash. However, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Directors). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after the redemption.

Prospectus 21

Taxes

Tax Consequences

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions

Distribution of any net long-term capital gains realized by the Fund in 2003 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Federal Withholding

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Distribution Arrangements

The Fund is a no-load fund. This means that there are no purchase or sales fees, 12b-1 fees or account maintenance (except for retirement account annual fees) fees.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemption of shares of the Fund is a taxable event. You may realize a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

Distributions

As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year. When a fund makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.

If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as “buying a dividend”. In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund’s distribution schedule before you invest.

Prospectus 22

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects

The Fund collects the following nonpublic personal information about you:

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses

The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Prospectus 23

Board of Directors

Bill Cross

Hazel Hammond

Deanna Sullivan

Darla Wilton

Curt Frisby

Other Fund Service Providers

Custodian: U.S. Bank serves as the custodian for the Fund’s assets.

Fund Administrator and Accountant: Mutual Shareholder Services serves as the Fund’s administrator and accountant.

Transfer Agent: Mutual Shareholder Services serves as the Fund’s transfer agent.

Retirement Custodian: U. S. Bank serves as the Fund’s retirement account custodian.

Underwriter: The Fund acts as its own underwriter.

Independent Auditor: McCurdy & Associates CPA's Inc. serves as the Fund’s auditor.

Investment Adviser: Cross Investment Management, LLC is the Fund’s adviser.

Prospectus 24

Where To Go For Information

For shareholder inquiries, please call 1-800-832-0852. You will also find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

There are three ways to get a copy of these documents.

1) Call 1-800-832-0852 or write and a copy will be sent without charge.

Pebblebrook Fund, Inc.

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

2) Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC

Washington D.C. 20549-0102

1-202-942-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3) Go to the SEC`s website (www.sec.gov) and download a text-only version.

PEBBLEBROOK FUND: SEC file number 811-21297

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 25

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Prospectus 26

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Prospectus 27

PEBBLEBROOK FUND, INC.

13047 PEBBLEBROOK DRIVE

HOUSTON, TEXAS 77079

PART B

PEBBLEBROOK FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

January 1, 2003

This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectus of the Pebblebrook Fund dated January 1, 2003.  A free copy of the Prospectus can be obtained by writing the Transfer Agent at 8869 Brecksville Road, Ste C, Brecksville, Ohio 44141 or by calling 1-800-832-0852.

Statement of Additional Information Page 1

TABLE OF CONTENTS

PAGE

DESCRIPTION OF THE FUND AND THE CORPORATION

2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND

     RISK CONSIDERATIONS

3-6

INVESTMENT LIMITATIONS

7-8

THE INVESTMENT ADVISER

8

DIRECTORS AND OFFICERS

9

BOARD INTEREST IN THE FUND

10

COMPENSATION

10

PORTFOLIO TRANSACTIONS AND BROKERAGE

11

PRICING OF FUND SHARES

12

INVESTMENT PERFORMANCE

13

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON

      DISTRIBUTIONS)

13

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON

     DISTRIBUTIONS AND REDEMPTIONS)

13-14

CUSTODIAN

14

FUND SERVICES

14

ACCOUNTANTS

14

FINANCIAL STATEMENTS

15-18

-i-

Statement of Additional Information Page 2

DESCRIPTION OF THE CORPORATION AND THE FUND

The Pebblebrook Fund, Inc. (the "Fund") was organized as a corporation under the laws of the state of Texas by articles of incorporation (the "Corporate Agreement") on January 30, 2003. The Fund is an open-end, non-diversified investment company. The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. The investment adviser to the Fund is Cross Investment Management, LLC. (The "Adviser").

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of income of the Fund as declared by the Directors. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of liquidation of the Fund, the holders of the Fund’s shares will be entitled to receive as a distribution their proportionate share of the assets, net of the liabilities of the Fund.

Prior to the public offering of the Fund, Bill Cross purchased all of the outstanding shares of the Fund and may be deemed to control the Fund. As the controlling shareholder, Bill Cross could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Bill Cross will no longer control the Fund. For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares and Sell Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see "Pricing of Fund Shares" in the Prospectus and "Pricing of Fund Shares" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

1) Equity Securities: The Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

2) Foreign Securities: The Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies.  ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer`s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Statement of Additional Information Page 3

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

3) Short Sales: The Fund may sell a security short in anticipation of a decline in the market value of the security.  When the Fund engages in a short sale, it sells a security, which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

4) Securities Lending: The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing the cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Statement of Additional Information Page 4

5) Restricted and Illiquid Securities: The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities, which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Directors, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Directors will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

6) U.S. Government Securities: U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The full faith and credit of the United States back not all U.S. government securities. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

7) Corporate Debt Securities: Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody`s, or if not rated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

8) Fixed Income Securities: The Fund may invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis.  Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities.  They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

9) Financial Services Industry Obligations: The Fund may invest in each of the following obligations of the financial services industry:

(a) Certificate of Deposit: Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(b) Time Deposits: Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(c) Bankers’ Acceptances: Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Statement of Additional Information Page 5

10) Repurchase Agreements: The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with whom a Fund engages in repurchase transactions.

11) Borrowing: The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund’s ability to achieve greater diversification. However, it also increases investment risk. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

12) Options Transactions: The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Statement of Additional Information Page 6

INVESTMENT LIMITATIONS

Fundamental: The investment limitations described below have been adopted by the Fund with respect to the Fund and are fundamental ("Fundamental"). They may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Directors without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1) Borrowing Money: The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2) Senior Securities: The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3) Underwriting: The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4) Real Estate: The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5) Commodities: The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6) Loans: The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7) Concentration: The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentality’s or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in Paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Statement of Additional Information Page 7

Non-Fundamental. The following limitations have been adopted by the Fund with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1) Pledging: The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2) Borrowing: The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3) Margin Purchases: The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4) Options: The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

5) Illiquid Investments: The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

The Adviser is Cross Investment Management, LLC located at 13047 Pebblebrook Drive, Houston, Texas 77079. As sole shareholder of the Adviser, Bill Cross is regarded to control the Adviser for purposes of the 1940 Act.

Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Fund’s Board of Directors. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and directors of the Fund. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund.

Information regarding factors considered in approving the Agreement:

The Management Agreement was approved by the Board at a meeting held on May 6, 2003. In determining whether to approve the Agreement, the Board met with the representative of the Adviser to discuss the terms of the Agreement. The representative of the Adviser, Bill Cross, reviewed and discussed with the Board of Directors the history of the Adviser and descriptions of the background and investment management experience of the Adviser. The representative of the Adviser, Bill Cross, also reviewed and discussed with the Board of Directors the historical performance of value investing versus the Standard and Poor's 500 Index and the Dow Jones Industrial Average. The Board of Directors reviewed the Adviser’s income statement and balance sheet as of May 6, 2003 and concluded that the Adviser was sufficiently capitalized to meet its obligations to fund. The Board of Directors also compared the expense ratio of the Fund to other large capitalization equity funds selected from the Morningstar universe that had assets less than $20,000,000. In addition, the Board of Directors discussed the nature and quality of the services to be provided by the Adviser, reviewed the terms of the Management Agreement and were reminded of their fiduciary duties in approving the Agreement. Based upon the information provided, the Board of Directors, including the `non- interested' directors, voted unanimously that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the review and approval of the Agreement as required under the Investment Company Act of 1940 was in the best interests of the Fund’s shareholders.

The Adviser retains the right to use the name "Pebblebrook Fund, Inc." or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Fund’s right to use the name "Pebblebrook Fund, Inc." or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders that do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services. However, in selecting investments for the Fund, no preference will be shown for such securities.

Statement of Additional Information Page 8

DIRECTORS AND OFFICERS

The Board of Directors supervises the business activities of the Fund. Each Director serves as a director until the termination of the Fund unless the Director dies, resigns, retires or is removed. The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

"Interested" Directors

Name, Address and Age	Position Held	Year First Elected a Director and/or Officer of the Fund	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Bill Cross 46 Pebblebrook Fund, Cross Investment Management, LLC 13047 Pebblebrook Drive Houston, Texas 77079	President and Director	2003	Private Client Consultant, Director, Sales Manager, Manager – Charles Schwab & Co., Inc.	One	None
Hazel Cross 43 Pebblebrook Fund 13047 Pebblebrook Drive Houston, Texas 77079	Secretary and Director	2003	Private Client Consultant and Investment Consultant – Charles Schwab & Co., Inc. and Investment Consultant – JP Morgan Chase Securities	One	None

The following table provides information regarding each Director who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

"Non-Interested" Directors

Name, Address and Age	Position Held	Year First Elected A Director of Fund Complex	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[3]
Deanna Sullivan 46 5511 Beverly Hill Houston, Texas 77056	Director	2003	Partner – Arthur Andersen	One	None
Darla Wilton 45 106 April Point North Montgomery, Texas 77356	Director	2003	President – TIG Capital Securities Corp. and Manager – Charles Schwab & Co., Inc.	One	None
Curt Frisby 45 2009 Dryden Houston, Texas 77030	Director	2003	Account Manager – Marmon Keystone	One	None

Statement of Additional Information Page 9

BOARD INTEREST IN THE FUND

FUND SHARES OWNED BY DIRECTORS AS OF MAY, 1, 2003

Name of Director	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Within The Fund Complex Overseen by Director
"Non-Interested" Directors
Deanna Sullivan	None	None
Darla Wilton	None	None
Curt Frisby	None	None

"Interested" Directors
Bill Cross	$200,000 - $300,000	$200,000 - $300,000
Hazel Cross	None	None

COMPENSATION AS OF MAY 1, 2003

COMPENSATION TABLE

Pension or

Retirement

Estimated

Benefits

Annual

Aggregate

Accrued as

Benefits

Compensation

Part of

Upon

Director

from Fund

Fund Expenses

Retirement

Total

Deanna Sullivan

None

None

None

None

Darla Wilton

None

None

None

None

Curt Frisby

None

None

None

None

The Fund pays each Director who is not an "interested person" travel expenses of $50.00 to each meeting attended. Deanna Sullivan, Darla Wilton and Curt Frisby comprise the Audit Committee for the Fund. All other Officers and Directors serve without compensation from the Fund.

The Board maintains one standing committee: the Audit Committee.  The Audit Committee is generally responsible for recommending the selection of the Fund's independent auditors, including evaluating their independence and talking with such accountants to consider and review matters relating to the Fund's financial reports and internal accounting.  The Audit Committee is comprised of the following independent Directors of the Fund: Deanna Sullivan, Darla Wilton and Curt Frisby.

Statement of Additional Information Page 10

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Directors, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Directors and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Pebblebrook Fund may direct trades to certain brokers.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

The Fund and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

Statement of Additional Information Page 11

PRICING OF FUND SHARES

The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors, and investments in fixed income securities with a maturity of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

PURCHASES AND SALES THROUGH BROKER DEALERS

The Fund may be purchased through broker dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, received the order. Customer orders will be priced at the Fund’s net asset value next computed after an authorized broker receives them or the broker’s authorized designee.

Statement of Additional Information Page 12

INVESTMENT PERFORMANCE

The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T) n=ERV

Where

P = a hypothetical $1,000 initial investment

T = average annual total return

n = number of years

ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P (1+T) n = ATV (D)

Where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return  (after taxes on distributions; "n" equals the number of years; and  "ATV (D)" equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P (1+T) n = ATV (DR)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATV (DR)" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund’s shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load, which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund’s average annual total return (before taxes).

Statement of Additional Information Page 13

The Fund’s investment performance will vary depending upon market conditions, These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund’s performance to those of other investment companies or investment vehicles. The risks associated with the Fund’s investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. As of the date of this SAI the Fund has not been in existence for one year.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barrons and Fortune also may be used.

CUSTODIAN

US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

ACCOUNTANTS

The Fund has engaged McCurdy & Associates CPA’s, Inc., 27955 Clemens Rd., Westlake, OH  44145-1121 as the Trust's independent auditors for 2003.

Statement of Additional Information Page 14

FINANCIAL STATEMENTS:

To The Shareholders and Directors

Pebblebrook Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Pebblebrook Fund, Inc. as of May 6, 2003.  This financial statement is the responsibility of the Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation.  Our procedures included confirmation of cash held by the custodian as of May 6, 2003, by correspondence with the custodian.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolio constituting the Pebblebrook Fund, Inc. as of May 6, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ McCurdy & Associates CPA's, Inc.

Westlake, Ohio

May 6, 2003

Statement of Additional Information Page 15

PEBBLEBROOK FUND, INC.

 STATEMENT OF ASSETS AND LIABILITIES

MAY 6, 2003

ASSETS:

   Cash in Bank

$212,784

         Total Assets

$212,784

LIABILITIES:

$           0

        Total Liabilities

$           0

NET ASSETS

$212,784

NET ASSETS CONSIST OF:

  Capital Paid In

$212,784

OUTSTANDING SHARES

10,639.20

NET ASSET VALUE PER SHARE

$20.00

OFFERING PRICE PER SHARE

$20.00

The accompanying notes are an integral part of this financial statement.

Statement of Additional Information Page 16

PEBBLEBROOK FUND, INC.

NOTES TO FINANCIAL STATEMENTS

May 6, 2003

1.  ORGANIZATION

The Pebblebrook Fund, Inc. (the “Fund”) was organized as a corporation under the laws of the state of Texas by articles of incorporation (the “Corporate Agreement”) on January 30, 2003. The Fund is an open-end, non-diversified investment company.  The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.01 par value per share.  Each share has equal dividend, distribution and liquidation rights.

The primary investment objective of Pebblebrook Fund, Inc. is capital appreciation through investment in common stocks, preferred stocks, warrants and/or securities convertible into common stock.

The Fund uses an independent custodian and transfer agent.  No transactions other than those relating to organizational matters and the sale of 10,639.20 shares of the Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS

As of May 6, 2003, all of the outstanding shares of the Fund were owned by the Bill Cross IRA.  A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

Cross Investment Management LLC serves as investment adviser to the Fund.  In this capacity, Cross Investment Management LLC is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio.  The Adviser will pay all of the operating expenses of the Fund with the exception of taxes, borrowing expenses (such as [a] interest and [b] dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. The Fund is authorized to pay the adviser an annual fee equal to 1.50% of its average daily net assets.

Certain trustees and officers of the Pebblebrook Fund, Inc. are also directors and officers of Cross Investment Management LLC

3.  CAPITAL STOCK AND DISTRIBUTION

At May 6, 2003 paid in capital amounted to $212,784 for the Fund.  $100,000 of this paid in capital is to be considered seed capital.  The remaining balance of $112,784 consists of subsequent purchase of shares.  Transactions in capital stock were as follows:

Shares Sold

10,639.20

Shares Redeemed

              0

Net Increase

10,639.20

Shares Outstanding

10,639.20

Statement of Additional Information Page 17

PEBBLEBROOK FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONT'D)

May 6, 2003

4.  OTHER

Expenses incurred in connection with the organization of the Fund and initial offering of shares will be permanently absorbed by Cross Investment Management LLC

5. FEDERAL INCOME TAXES

The Fund intends to qualify as a Regulated Investment Company under Sub-Chapter M of the Internal Revenue Code.  As a result, no provision for income tax is required.

Statement of Additional Information Page 18

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. A copy of the Articles of Incorporation of the Registrant is incorporated by reference.  See N1A/A filed on 5/14/03.

(b) By-Laws: A copy of the by-laws of the Registrant is incorporated by reference.  See N1A/A filed on 5/14/03.

(c) Instruments Defining Rights of Security Holder: None.

(d) Investment Advisory Contracts: Incorporated by reference. See N1A/A filed on 5/14/03.

(e) Underwriting Contracts: None

(f) Bonus or Profit Sharing Contracts: None.

(g) Custodial Agreement: Incorporated by reference.  See N1A/A filed on 5/14/03.

(h) Other Material Contracts: None

(i) Legal Opinion: Incorporated by reference.  See N1A/A filed on 5/14/03.

(j) Other Opinions: None

(k) Omitted Financial Statements: None

(l) Initial Capital Agreements: Subscription Agreement between the Fund and the Investor.

(m) Rule 12b-1 Plan: None.

(n) Rule 18f-3 Plan: None

(o) Reserved

(p) Code of Ethics: Incorporated by reference.  See N1A/A filed on 5/14/03.

Item 24. Control Persons: None.

Item 25. Indemnification.

The application of indemnification is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its directors and officers, and could cover its advisers, among others, indemnification to the maximum extent allowed by law. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) Cross Investment Management, LLC, 13047 Pebblebrook Drive, Houston, Texas 77079 ("Cross Investment Management") is the investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Cross Investment Management during the past two years: To be supplied

Item 27. Principal Underwriter: The Fund serves as its own underwriter.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141..

Item 29. Management Services: Not applicable.

Item 30. Undertakings: None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 7th day of February, 2003.

PEBBLEBROOK FUND, INC.

By:  /s/ Bill Cross

Bill Cross, President and Director

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Bill Cross

05/20/03

Bill Cross

President and Director

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / PEBBLEBROOK FUND, INC.

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